PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Wealth management service fees receivables	$ 15,078,219	$ 2,666,704
Advances to employees	4,827,774	2,392,161
IPO distribution service and promotional and advertisement service receivables	3,436,373	5,197,266
Prepaid data and IT service expenses	2,272,494	2,051,802
Rental and other deposits	1,167,045	693,558
Prepaid professional service fees	1,160,039	822,870
Prepaid marketing expenses	870,675	703,045
Prepaid income tax	685,503	1,084,146
Input VAT receivables	389,683	137,066
Interest receivables from term deposits	318,744	732,696
Others	3,750,434	1,148,505
Total	$ 33,956,983	$ 17,629,819